9. CAPITAL STOCK (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Schedule private placement offering
Gross Proceeds from the PPO:	$1,736,355
Issuance costs	(68,000)
Proceeds allocated to warrant liability	(343,105)
Proceeds allocated to common stock	$1,325,250

Total value:	$1,549,368
Issuance costs:	(60,250)
Warrants:	(305,893)
$1,183,225

Non-controlling Interests
	March 31, 2014	March 31, 2013
Symbid Coop - 100%	$10,412	$7,494
Gambitious Coop - 37%	606	8,321
Total net loss attributable to noncontrolling interests	$11,018	$15,815

	December 31
	2013	2012
Symbid Coop - 100%	$9,792	$33,142
Gambitious Coop - 37%	20,224	31,420
Total net loss attributable to NCI	$30,016	$64,562